Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 2,009,687	$ 5,895,565
Restricted cash	1,567,500
Accounts receivables	582,335	468,153
Prepayment and other current assets	1,920,576	1,504,101
Total current assets	6,080,098	7,867,819
Non-current assets
Restricted cash	420,000	1,500,000
Property and equipment, net	109,017	201,495
Oil and gas property - subject to amortization, net	7,111,624	7,469,820
Oil and gas property - not subject to amortization	1,155,439	1,151,804
Right of use assets, net	1,097,168	351,446
Deferred charges	938,392	1,013,698
Other non-current assets, net	812,943	1,018,246
Total non-current assets	11,644,583	12,706,509
Total assets	17,724,681	20,574,328
Current liabilities
Accounts payables	753,823	719,095
Short-term operating lease liabilities	629,325	255,845
Accrued expenses	152,078	23,945
Taxes payable	60,698	147,797
Other current liabilities	17,941	70,085
Total current liabilities	1,613,865	1,216,767
Non-current liabilities
Asset retirement obligations	352,636	448,720
Warrant liabilities	482,219	1,389,643
Long-term operating lease liabilities	467,843	95,601
Provision for post-employment benefits	118,250	99,588
Total non-current liabilities	1,420,948	2,033,552
Total liabilities	3,034,813	3,250,319
Commitments and contingencies
Shareholders’ Equity
Preferred shares (par value $0.00267; 3,750,000 shares authorized, nil shares issued and outstanding as of December 31, 2023 and 2022, respectively)
Ordinary shares (par value $0.00267; 37,500,000 shares authorized, 10,142,694 shares issued and outstanding as of December 31, 2023 and 2022)	27,046	27,046
Additional paid-in capital	54,147,769	54,147,769
Accumulated deficit	(39,583,437)	(36,940,753)
Accumulated other comprehensive income	98,490	89,947
Total shareholders’ equity	14,689,868	17,324,009
Total liabilities and shareholders’ equity	$ 17,724,681	$ 20,574,328